Nature of Operations and Going Concern	6 Months Ended
Apr. 30, 2026
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.

Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical stage pharmaceutical company currently engaged in phase I/IIa clinical trials of novel psychedelic medicines that have been developed to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s wholly-owned Israeli subsidiary (Clearmindmed Ltd.) functions as the research and development arm of the Company. The Company’s wholly-owned Canadian subsidiary, Clearmind Labs Corp., holds part of the groups IP, and the Company’s wholly-owned Canadian subsidiary, Clearmind Buzz Inc., which was incorporated in Ontario, Canada on March 18, 2026, and currently inactive.

The Company trades under the symbol “CMND” on the Nasdaq Capital Market. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE, but remains a reporting issuer in Canada.

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the six months ended April 30, 2026, the Company had not generated any revenues and had negative cash flows from operations of $3,853,029. As of April 30, 2026, the Company had an accumulated deficit of $33,781,960. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing sources to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share splits

On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares and on May 21, 2026, the Company effected a further 1-for-10 reverse split of its issued and outstanding common shares (collectively, the “Reverse Splits”). Following the Reverse Splits, holders of the Company’s common shares received 0.0025 of a common share for every- one common share held. All share amounts have been retroactively restated for all periods presented.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share splits for all periods presented, unless explicitly stated otherwise.

d.

On October 7, 2023, Hamas launched a series of attacks on civilian and military targets in Southern Israel and Central Israel, to which the Israel Defense Forces responded. In addition, Iran, Hezbollah and the Houthi movement attacked military and civilian targets in Israel, to which Israel responded, including through increased air and/or ground operations in Lebanon, Syria, Yemen and Iran. Following years of conflict in the region, on October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. On February 28, 2026, the United States and Israel launched joint combat operations in Iran to which Iran and Hezbollah responded with ballistic missile and drone attacks on Israel as well as other countries and U.S. military bases in the region. On April 8, 2026, the United States and Iran agreed to a two-week ceasefire. How long and how severe the current conflicts in Gaza, Northern Israel, Lebanon, Iran or the broader region last and become is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. The intensity and duration of the security situation in Israel have been difficult to predict, as are the economic implications on our business and operations and on Israel’s economy in general. As of the date of these consolidated financial statements, conflict continues in parts of the region. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the security situation in Israel may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these condensed interim consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of April 30, 2026.